6. Accrued Expenses	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017
Payables and Accruals [Abstract]
Accrued Expenses

Accrued expenses consist of the following at December 31, and September 30, 2017:

	December 31,	September 30,
Accrued payroll	$–	$19,165
Accrued operating expenses	84,173	103,137
Deferred rent	250	250
	$84,423	$122,552
Accrued expenses consist of the following at September 30:
	2017	2016
Accrued payroll	$19,165	$44,327
Accrued operating expenses	103,137	59,077
Deferred rent	250	250
	$122,552	$103,654